STOCK OPTIONS AND WARRANTS (Stock Option Activity) (Details) (USD $)	1 Months Ended			9 Months Ended	12 Months Ended
	May 31, 2013	Mar. 31, 2013	Jan. 31, 2013	Sep. 30, 2013	Dec. 31, 2012 Employee Fixed Plan Options [Member]	Dec. 31, 2011 Employee Fixed Plan Options [Member]	Dec. 31, 2010 Employee Fixed Plan Options [Member]	Dec. 31, 2012 Employee Fixed Non-Plan Options [Member]	Dec. 31, 2011 Employee Fixed Non-Plan Options [Member]	Dec. 31, 2010 Employee Fixed Non-Plan Options [Member]	Dec. 31, 2012 Non-Employee Fixed Non-Plan [Member]	Dec. 31, 2011 Non-Employee Fixed Non-Plan [Member]	Dec. 31, 2010 Non-Employee Fixed Non-Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at beginning of year					8,408,320	11,730,805	11,468,735	46,156,890	42,719,462	33,115,414	1,435,714	2,353,714	3,803,714
Shares, Granted	651,000	4,200,000	84,000		1,644,743	513,891	937,842		10,000,000	11,170,000		700,000
Shares, Exercised				(802,814) [1]		(584,000)	(675,772)	(1,542,675)	(5,762,572)	(1,363,932)		(1,618,000)	(193,548)
Shares, Forfeited					(259,724)	(25,000)		(523,324)	(750,000)	(202,020)			(806,452)
Shares, Expired					(45,000)	(3,227,376)			(50,000)				(450,000)
Shares, Outstanding at end of year					9,748,339	8,408,320	11,730,805	44,090,891	46,156,890	42,719,462	1,435,714	1,435,714	2,353,714
Shares, Exercisable at end of year					8,368,038	7,919,429	11,384,685	44,090,891	41,956,894	34,086,129	1,435,714	1,185,714	2,344,784
Weighted Average Exercise Price, Outstanding at beginning of year					$ 0.55	$ 0.58	$ 0.69	$ 0.56	$ 0.50	$ 0.45	$ 0.53	$ 0.33	$ 0.59
Weighted Average Exercise Price, Granted					$ 0.47	$ 0.52	$ 0.67	$ 0	$ 0.48	$ 0.79	$ 0	$ 0.64	$ 0
Weighted Average Exercise Price, Exercised					$ 0	$ 0.28	$ 0.27	$ 0.19	$ 0.23	$ 0.30	$ 0	$ 0.28	$ 1.00
Weighted Average Exercise Price, Forfeited					$ 0.44	$ 0.47	$ 0	$ 0.28	$ 0.82	$ 1.00	$ 0	$ 0	$ 1.00
Weighted Average Exercise Price, Expired					$ 1.43	$ 0.78	$ 0	$ 0	$ 5.00	$ 0	$ 0	$ 0	$ 1.04
Weighted Average Exercise Price, Outstanding at end of year					$ 0.53	$ 0.55	$ 0.58	$ 0.57	$ 0.56	$ 0.50	$ 0.53	$ 0.53	$ 0.33
Weighted Average Exercise Price, Exercisable at end of year					$ 0.47	$ 0.55	$ 0.57	$ 0.57	$ 0.56	$ 0.48	$ 0	$ 0.51	$ 0.33
Outstanding, Weighted average remaining contractual term					2 years 4 months 24 days	3 years 7 days	2 years 8 months 23 days	1 year 10 months 13 days	2 years 9 months 15 days	3 years 2 months 23 days	2 years 1 month 10 days	3 years 1 month 13 days	1 year 22 days
Outstanding, Aggregate intrinsic value					$ 29,188	$ 81,613	$ 383,371	$ 386,353	$ 1,497,900	$ 3,122,540		$ 4,714	$ 357,743
Outstanding, Weighted average grant date fair value					$ 0.21	$ 0.25	$ 0.24	$ 0	$ 0.33	$ 0.30	$ 0	$ 0.50	$ 0
Exercisable, Weighted average remaining contractual term					1 year 11 months 23 days	2 years 11 months 5 days	2 years 8 months 9 days	1 year 10 months 13 days	2 years 8 months 16 days	2 years 10 months 17 days	2 years 1 month 10 days	2 years 11 months 1 day	1 year 22 days
Exercisable, Aggregate intrinsic value					$ 29,188	$ 81,613	$ 383,371	$ 386,353	$ 1,341,900	$ 3,115,873		$ 4,714	$ 357,386

[1]	issued upon exercise of warrants at exercise prices between $0.14 and $0.24 per share resulting in proceeds to the Company of $133,188.